Consolidated Balance Sheet Components - Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 3,055	$ 7,639
Payables to clients	6,111	4,707
Accrued expenses	3,317	575
Other	1,777	2,110
Total	$ 14,260	$ 15,031